Derivative Instruments (Gains (Losses) On Derivative Instruments Designated As Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on derivative instruments designated and qualifying as cash flow hedges
Offset to net investment income	$ 5,515	$ 6,111	$ 5,510
Offset to realized gain (loss)	840	(867)	(513)
Offset to interest and debt expense	$ (283)	$ (270)	$ (284)